Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2023
Receivables [Abstract]
Schedule of Accounts Receivable

As at December 31 (millions of dollars)	2023	2022
Accounts receivable - billed	404	356
Accounts receivable - unbilled	480	472
Accounts receivable, gross	884	828
Allowance for doubtful accounts	(57)	(63)
Accounts receivable, net	827	765

Schedule of Allowance for Doubtful Accounts
The following table shows the movements in the allowance for doubtful accounts for the year ended December 31, 2023 and the year ended December 31, 2022:

Year ended December 31 (millions of dollars)	2023	2022
Allowance for doubtful accounts – beginning	(63)	(56)
Write-offs	20	25
Additions to allowance for doubtful accounts	(14)	(32)
Allowance for doubtful accounts – ending	(57)	(63)